UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

 REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2004

                    DATE OF REPORTING PERIOD: AUGUST 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                              NUMBER OF         MARKET
                                                                                SHARES          VALUE
                                                                            --------------  ---------------
COMMON STOCK--72.6%

BANKS--16.1%
AmSouth Bancorporation                                                            50,760  $    1,322,298
Bank of America Corporation                                                      212,000       9,535,760
Bank of New York Company, Inc.                                                    40,000       1,192,000
Citigroup, Inc.                                                                  100,000       4,658,000
JPMorgan Chase & Company                                                         150,000       5,937,000
-----------------------------------------------------------------------------------------------------------
                                                                                              22,645,058
-----------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--4.8%
Alcoa, Inc.                                                                       70,000       2,266,600
Freeport-McMoRan Copper & Gold, Inc., Class B                                     30,000       1,128,900
K-Sea Transportation Partners LP(a)                                               10,000         286,700
Weyerhaeuser Company                                                              50,000       3,125,500
-----------------------------------------------------------------------------------------------------------
                                                                                               6,807,700
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
Altria Group, Inc.                                                               139,450       6,826,078
Loews Corporation - Carolina Group                                                88,725       2,189,733
-----------------------------------------------------------------------------------------------------------
                                                                                               9,015,811
-----------------------------------------------------------------------------------------------------------
ENERGY--3.6%
Halliburton Company                                                               90,000       2,625,300
Kerr-McGee Corporation                                                            30,000       1,583,400
Marathon Oil Corporation                                                          25,000         906,750
-----------------------------------------------------------------------------------------------------------
                                                                                               5,115,450
-----------------------------------------------------------------------------------------------------------
FINANCIAL--17.9%
ACE Limited                                                                       30,000       1,156,500
Alliance Capital Management Holdings LP                                          100,000       3,427,000
Fannie Mae                                                                        75,300       5,606,085
Hartford Financial Services Group, Inc.                                           70,000       4,281,200
Lincoln National Corporation                                                      69,372       3,142,552
Morgan Stanley                                                                    55,940       2,837,836
Washington Mutual, Inc.                                                           50,000       1,941,500
XL Capital Limited, Class A                                                       40,000       2,808,000
-----------------------------------------------------------------------------------------------------------
                                                                                              25,200,673
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL--2.6%
Cooper Industries Limited, Class A                                                30,000       1,656,600
Lyondell Chemical Company                                                        100,000       1,969,000
-----------------------------------------------------------------------------------------------------------
                                                                                               3,625,600
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--8.5%
Boston Properties, Inc.                                                           30,000       1,664,400
BRE Properties, Class A                                                           19,500         728,715
CarrAmerica Realty Corporation                                                    32,600       1,086,884
Duke Realty Corporation                                                           80,320       2,730,880
Equity Office Properties Trust                                                    40,800       1,165,248
iStar Financial, Inc.                                                             25,000       1,006,000
Mack-Cali Realty Corporation                                                      27,682       1,252,887
Reckson Associates Realty Corporation                                             80,000       2,352,000
-----------------------------------------------------------------------------------------------------------
                                                                                              11,987,014
-----------------------------------------------------------------------------------------------------------
TECHNOLOGY--2.8%
Flextronics International Limited(a)                                              90,000       1,116,900
LSI Logic Corporation(a)                                                         130,000         627,900
Nokia OYJ - ADR                                                                  140,000       1,663,200
Solectron Corporation(a)                                                         100,000         516,000
-----------------------------------------------------------------------------------------------------------
                                                                                               3,924,000
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--5.0%
Citizens Communications Company(a)                                               350,000       4,420,500


                                                    1
                                                 -------
                                                CHARTWELL

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                              NUMBER OF
                                                                               SHARES/
                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  ---------------
COMMON STOCK (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
SBC Communications, Inc.                                                         100,000  $    2,579,000
-----------------------------------------------------------------------------------------------------------
                                                                                               6,999,500
-----------------------------------------------------------------------------------------------------------
UTILITIES--4.9%
AmeriGas Partners LP                                                              15,200         435,784
Cinergy Corporation                                                               34,800       1,408,704
Duquesne Light Holdings, Inc.                                                     30,000         563,700
Kinder Morgan Energy Partners LP                                                  45,000       2,003,400
Northern Border Partners LP                                                       26,600       1,074,640
TEPPCO Partners LP                                                                34,800       1,388,172
-----------------------------------------------------------------------------------------------------------
                                                                                               6,874,400
-----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $94,649,489)                                                        102,195,206
-----------------------------------------------------------------------------------------------------------

CORPORATE NOTES/BONDS--56.8%

BASIC INDUSTRY--12.2%
Aearo Company I
  8.250%, 04/15/12                                                         $     555,000         571,650
Autocam Corporation+
  10.875%, 06/15/14                                                              600,000         609,000
Buhrmann US, Inc.+
  8.250%, 07/01/14                                                               640,000         644,800
California Steel Industries, Inc.
  6.125%, 03/15/14                                                               980,000         938,350
Crown Euro Holdings SA
  9.500%, 03/01/11                                                             1,110,000       1,237,650
Danka Business Systems
  11.000%, 06/15/10                                                              525,000         549,937
Euramax International, Inc.
  8.500%, 08/15/11                                                               900,000         958,500
Imco Recycling, Inc.
  10.375%, 10/15/10                                                              855,000         919,125
K. Hovnanian Enterprises
  6.500%, 01/15/14                                                               830,000         827,925
Koppers Industries+
  9.875%, 10/15/13                                                             1,230,000       1,359,150
KRATON Polymers LLC+
  8.125%, 01/15/14                                                               440,000         437,800
Nalco Company+
  8.875%, 11/15/13                                                             1,090,000       1,181,287
Oregon Steel Mills, Inc.
  10.000%, 07/15/09                                                            1,020,000       1,096,500
Owens-Brockway Glass Container, Inc.
  8.750%, 11/15/12                                                               755,000         841,825
Ply Gem Industries, Inc.+
  9.000%, 02/15/12                                                               635,000         641,350
Sensus Metering Systems, Inc.+
  8.625%, 12/15/13                                                               700,000         689,500
Solo Cup Company
  8.500%, 02/15/14                                                               935,000         911,625
Tenneco Automotive, Inc., Series B
  10.250%, 07/15/13                                                            1,035,000       1,203,188
THL Buildco Inc.+
  8.500%, 09/01/14                                                               920,000         963,700
Wolverine Tube, Inc.
  10.500%, 04/01/09                                                              535,000         588,500
-----------------------------------------------------------------------------------------------------------
                                                                                              17,171,362
-----------------------------------------------------------------------------------------------------------



                                                    2
                                                 -------
                                                CHARTWELL

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  ---------------
CORPORATE NOTES/BONDS (CONTINUED)

CAPITAL GOODS--4.9%
Allied Waste North America, Series B
  8.500%, 12/01/08                                                         $     630,000  $      694,575
GenCorp, Inc.
  9.500%, 08/15/13                                                               695,000         726,275
H&E Equipment Finance
  11.125%, 06/15/12                                                              625,000         640,625
Integrated Electrical Services, Inc., Series B
  9.375%, 02/01/09                                                                91,000          87,815
Integrated Electrical Services, Inc., Series C
  9.375%, 02/01/09                                                               885,000         854,025
Jacuzzi Brands, Inc.
  9.625%, 07/01/10                                                             1,135,000       1,257,012
Norcross Safety Products LLC, Series B
  9.875%, 08/15/11                                                               960,000       1,056,000
Sequa Corporation
  9.000%, 08/01/09                                                               780,000         854,100
Trinity Industries, Inc.+
  6.500%, 03/15/14                                                               825,000         796,125
-----------------------------------------------------------------------------------------------------------
                                                                                               6,966,552
-----------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL--8.3%
Allied Security Escrow+
  11.375%, 07/15/11                                                              600,000         636,000
Cenveo, Inc.
  9.625%, 03/15/12                                                             1,115,000       1,229,287
Coinmach Corporation
  9.000%, 02/01/10                                                             1,540,000       1,566,950
Friendly Ice Cream Corporation
  8.375%, 06/15/12                                                               715,000         693,550
LCE Acquisition Corporation+
  9.000%, 08/01/14                                                               760,000         775,200
Mandalay Resort Group
  7.625%, 07/15/13                                                               555,000         574,425
Mothers Work, Inc.
  11.250%, 08/01/10                                                              835,000         835,000
Norcraft Companies+
  9.000%, 11/01/11                                                               570,000         615,600
Phillips - Van Heusen
  7.250%, 02/15/11                                                               440,000         456,500
Service Corporation International+
  6.750%, 04/01/16                                                               885,000         856,238
Sonic Automotive, Inc., Series B
  8.625%, 08/15/13                                                               635,000         669,925
Vertis, Inc., Series B
  10.875%, 06/15/09                                                            1,210,000       1,312,850
Von Hoffman Corporation
  10.250%, 03/15/09                                                            1,310,000       1,463,925
-----------------------------------------------------------------------------------------------------------
                                                                                              11,685,450
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.6%
American Achievement Corporation+
  8.250%, 04/01/12                                                               625,000         640,625
American Seafood Group LLC
  10.125%, 04/15/10                                                              705,000         770,212
Amscan Holdings, Inc.+
  8.750%, 05/01/14                                                               595,000         595,744
Chattem, Inc.
  7.000%, 03/01/14                                                               640,000         636,800
FTD,  Inc.
  7.750%, 02/15/14                                                               400,000         392,000
General Nutrition Center+
  8.500%, 12/01/10                                                               800,000         804,000



                                                    3
                                                 -------
                                                CHARTWELL

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  ---------------
CORPORATE NOTES/BONDS (CONTINUED)

CONSUMER STAPLES (CONTINUED)
Hercules, Inc.+
  6.750%, 10/15/29                                                         $     525,000  $      523,687
Jean Coutu Group (PJC), Inc.+
  8.500%, 08/01/14                                                             1,005,000       1,017,563
Merisant Company+
  9.500%, 07/15/13                                                             1,060,000       1,065,300
Nova Chemicals Corporation
  6.500%, 01/15/12                                                               715,000         718,575
Stater Brothers Holdings+
  8.125%, 06/15/12                                                               715,000         747,175
United Agri Products+
  8.250%, 12/15/11                                                               720,000         781,200
WH Holdings Limited
  9.500%, 04/01/11                                                               490,000         526,750
-----------------------------------------------------------------------------------------------------------
                                                                                               9,219,631
-----------------------------------------------------------------------------------------------------------
ENERGY--3.9%
AmeriGas Partners LP, Series B
  8.875%, 05/20/11                                                               970,000       1,062,150
Belden & Blake Corporation+
  8.750%, 07/15/12                                                             1,130,000       1,183,675
Bluewater Finance Limited
  10.250%, 02/15/12                                                            1,000,000       1,065,000
Chesapeake Energy Corporation
  7.500%, 06/15/14                                                               625,000         670,313
NRG Energy, Inc.+
  8.000%, 12/15/13                                                               680,000         717,400
Pride International, Inc.+
  7.375%, 07/15/14                                                               770,000         823,900
-----------------------------------------------------------------------------------------------------------
                                                                                               5,522,438
-----------------------------------------------------------------------------------------------------------
FINANCIAL--3.8%
Bcp Caylux Holdings Luxembourg+
  9.625%, 06/15/14                                                             1,065,000       1,148,869
E*TRADE Financial Corporation+
  8.000%, 06/15/11                                                               870,000         891,750
Ship Finance International Limited
  8.500%, 12/15/13                                                               950,000         935,750
United Rentals North America, Inc.
  7.750%, 11/15/13                                                             1,200,000       1,122,000
Western Financial
  9.625%, 05/15/12                                                             1,120,000       1,237,600
-----------------------------------------------------------------------------------------------------------
                                                                                               5,335,969
-----------------------------------------------------------------------------------------------------------
HEALTHCARE--2.8%
Bio-Rad Laboratories, Inc.
  7.500%, 08/15/13                                                               755,000         807,850
Iasis Healthcare Corporation+
  8.750%, 06/15/14                                                               690,000         727,950
Res-Care, Inc.
  10.625%, 11/15/08                                                              645,000         693,375
Town Sports International
  9.625%, 04/15/11                                                               710,000         722,425
VWR International, Inc.+
  8.000%, 04/15/14                                                             1,010,000       1,047,875
-----------------------------------------------------------------------------------------------------------
                                                                                               3,999,475
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL--2.9%
General Cable Corporation+
  9.500%, 11/15/10                                                               420,000         466,200
MediaCom Broadband, LLC
  11.000%, 07/15/13                                                            1,030,000       1,120,125



                                                    4
                                                 -------
                                                CHARTWELL

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                              PRINCIPAL         MARKET
                                                                                AMOUNT          VALUE
                                                                            --------------  ---------------
CORPORATE NOTES/BONDS (CONTINUED)

INDUSTRIAL (CONTINUED)
Nationsrent, Inc.+
  9.500%, 10/15/10                                                         $   1,050,000     $ 1,128,750
Rayovac Corporation
  8.500%, 10/01/13                                                               395,000         424,625
Superior Essex Communications LLC+
  9.000%, 04/15/12                                                               900,000         891,000
-----------------------------------------------------------------------------------------------------------
                                                                                               4,030,700
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--3.9%
Aztar Corporation+
  7.875%, 06/15/14                                                             1,095,000       1,129,219
Courtyard By Marriott II LP, Series B
  10.750%, 02/01/08                                                              900,000         913,500
Geo Group, Inc.
  8.250%, 07/15/13                                                               785,000         798,737
Intrawest Corporation
  7.500%, 10/15/13                                                               890,000         907,800
LNR Property Corporation, Series A
  7.250%, 10/15/13                                                               325,000         341,250
Premier Entertainment Biloxi LLC+
  10.750%, 02/01/12                                                              760,000         799,900
Tech Olympic USA, Inc.
  9.000%, 07/01/10                                                               575,000         612,375
-----------------------------------------------------------------------------------------------------------
                                                                                               5,502,781
-----------------------------------------------------------------------------------------------------------
TECHNOLOGY--1.6%
Knowles Electronics, Inc.
  13.125%, 10/15/09                                                            1,000,000       1,055,000
Solectron Corporation
  9.625%, 02/15/09                                                             1,110,000       1,226,550
-----------------------------------------------------------------------------------------------------------
                                                                                               2,281,550
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.5%
Cablevision Systems Corporation+
  8.000%, 04/15/12                                                               945,000         973,350
Centennial Cellular Operating Company
  10.125%, 06/15/13                                                              640,000         660,800
Charter Communications Holdings, LLC
  10.750%, 10/01/09                                                              400,000         338,000
Charter Communications Operating, LLC+
  8.000%, 04/30/12                                                               425,000         423,938
Nextel Communications
  7.375%, 08/01/15                                                             1,265,000       1,328,250
Time Warner, Inc.
  9.750%, 07/15/08                                                             1,270,000       1,238,250
-----------------------------------------------------------------------------------------------------------
                                                                                               4,962,588
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.2%
HLI Operating Company, Inc.
  10.500%, 06/15/10                                                              230,000         263,350
-----------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
AES Corporation
  9.500%, 06/01/09                                                             1,270,000       1,419,225
CE Generation, LLC
  7.416%, 12/15/18                                                               699,449         726,178
PSEG Energy Holdings
  8.625%, 02/15/08                                                               825,000         907,500
-----------------------------------------------------------------------------------------------------------
                                                                                               3,052,903
-----------------------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES/BONDS (COST $77,641,094)                                                79,994,749
-----------------------------------------------------------------------------------------------------------



                                                    5
                                                 -------
                                                CHARTWELL

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                              NUMBER OF
                                                                               SHARES/
                                                                               WRITTEN          MARKET
                                                                              CONTRACTS         VALUE
                                                                            --------------  ---------------
CONVERTIBLE PREFERRED STOCK--2.5%

FINANCIAL--1.0%
ACE Limited                                                                       26,025  $      699,552
Chubb Corporation                                                                 10,000         273,900
Hartford Financial Services Group, Inc.                                            5,000         301,550
XL Capital Limited                                                                10,000         237,800
-----------------------------------------------------------------------------------------------------------
                                                                                               1,512,802
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--1.5%
LTC Properties, Inc.                                                              25,000         896,875
Ramco-Gershenson Properties                                                       40,000       1,234,000
-----------------------------------------------------------------------------------------------------------
                                                                                               2,130,875
-----------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $3,171,097)                                            3,643,677
-----------------------------------------------------------------------------------------------------------

PREFERRED STOCK--0.5%

FINANCIAL--0.3%
TransCanada Corporation                                                           14,905         383,059
-----------------------------------------------------------------------------------------------------------
HEALTHCARE--0.2%
Rhone-Poulenc, Series A                                                           10,620         272,509
-----------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK (COST $657,218)                                                            655,568
-----------------------------------------------------------------------------------------------------------

PREFERRED TERM SECURITIES--3.9%
I-Preferred Term Securities IV                                                 1,000,000       1,046,100
Preferred Term Securities IV                                                   2,000,000       1,440,500
Preferred Term Securities XIII                                                 1,000,000         999,300
Preferred Term Securities XIV                                                  2,000,000       2,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                               5,485,900
-----------------------------------------------------------------------------------------------------------
TOTAL PREFERRED TERM SECURITIES (COST $5,603,150)                                              5,485,900
-----------------------------------------------------------------------------------------------------------

CASH EQUIVALENT--1.9%

INVESTMENT COMPANY--1.9%
SEI Daily Income Trust, Prime Obligations Fund, Class A                        2,675,695       2,675,695
-----------------------------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT (COST $2,675,695)                                                        2,675,695
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--138.2%
  (COST $184,397,743)*                                                                       194,650,795
-----------------------------------------------------------------------------------------------------------

COVERED CALL OPTIONS WRITTEN--(0.4)%
ACE Limited Sept. 40 Call                                                           (300)         (6,750)
Cooper Industries Limited Oct. 60 Call                                              (130)         (1,950)
Fannie Mae Sept. 75 Call                                                            (750)        (67,500)
Flextronics International Limited Sept. 12.5 Call                                   (600)        (21,000)
Flextronics International Limited Sept. 17.5 Call                                   (300)             --
Freeport-McMoRan Copper & Gold, Inc. Nov. 35 Call                                   (300)       (123,000)
JPMorgan Chase Sept. 40 Call                                                        (500)             --
Lincoln National Corporation Sept. 45 Call                                          (538)        (34,970)
LSI Logic Corporation Oct. 10 Call                                                  (700)             --
LSI Logic Corporation Sept. 7.5 Call                                                (600)             --
Lyondell Chemical Sept. 17.5 Call                                                   (800)       (184,000)
Lyondell Chemical Sept. 20 Call                                                     (200)             --
Nokia Corporation Oct. 12.5 Call                                                  (1,400)        (49,000)
SBC Communications, Inc. Sept. 25 Call                                              (247)        (20,995)
Solectron Corporation Sept. 7.50 Call                                               (500)             --
Washington Mutual Inc. Sept. 40 Call                                                (500)         (7,500)
Weyerhaeuser Company Sept. 65 Call                                                  (500)        (12,500)


                                                    6
                                                 -------
                                                CHARTWELL

------------------------------------------------------------------------------------------------------------------------
Chartwell Dividend and Income Fund, Inc.                                                   August 31, 2004
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                               WRITTEN          MARKET
                                                                              CONTRACTS         VALUE
                                                                            --------------  ---------------
COVERED CALL OPTIONS WRITTEN (CONTINUED)
XL Capital Limited Sept. 70 Call                                                    (400) $      (36,000)

                                                                                              -------------
TOTAL CALL OPTIONS WRITTEN (PREMIUM RECEIVED $582,445)                                        (565,165)
-----------------------------------------------------------------------------------------------------------

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(37.8)%                                    (53,283,919)++
-----------------------------------------------------------------------------------------------------------

NET ASSETS--100.0%                                                                         $  140,801,711
--------------------------------------------------------------------------------------------===============

      * At August 31, 2004, the tax basis cost of the Fund's investments was $183,912,902, and the unrealized appreciation and depreciation were $15,128,970 and $(4,956,242), respectively.

      + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At August 31, 2004, these securities amounted to $28,734,820 or 20.4% of net assets.

     ++ As of August 31, 2004, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,963,229. The average discount rate of commercial paper outstanding at August 31, 2004 was 1.62%. The average daily balance of commercial paper outstanding for the quarter ended August 31, 2004 was $54,928,791 at a weighted average discount rate of 1.382%. The maximum face amount of commercial paper outstanding at any time during the quarter ended August 31, 2004 was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000. Interest on borrowing is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the quarter ended August 31, 2004.

    (a)  Non-income producing security
    ADR  American Depositary Receipt
    LLC  Limited Liability Company
     LP  Limited Partnership
         Amounts designated "--" are either $0 or have been rounded to $0

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




                                                    7
                                                 -------
                                                CHARTWELL

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Chartwell Dividend and Income Fund, Inc.

                                       /s/Winthrop S. Jessup
By (Signature and Title)*              --------------------------------------
                                       Winthrop S. Jessup, President
                                       (Principal Executive Officer)

Date 10/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       /s/Winthrop S. Jessup
By (Signature and Title)*              --------------------------------------
                                       Winthrop S. Jessup, President
                                       (Principal Executive Officer)

Date 10/20/04

                                       /s/G. Gregory Hagar
By (Signature and Title)*              --------------------------------------
                                       G. Gregory Hagar, Vice President and CFO
                                       (Principal Financial Officer)

Date 10/20/04
* Print the name and title of each signing officer under his or her signature.